TAXES (Details Narrative) - USD ($)	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Statement [Line Items]
Decreased corporate income taxes	$ 32,449	$ 35,171
Unified income tax rate	25.00%
Income tax rate	15.00%
Net income per share basic and diluted	$ (0.02)	$ 0.03
Hong Kong [Member]
Statement [Line Items]
Profit taxe rate	16.50%
China Liberal Beijing [Member]
Statement [Line Items]
Reduced tax rate	15.00%